Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions
Related party transactions
18.	Related party transactions

In addition to the related party information disclosed elsewhere in the consolidated financial statements, the Group entered into the following material related party transactions.

Name of party	Relationship
Trip.com Group Ltd. and its subsidiaries (collectively referred to as “Trip.com Group”)	Major shareholder of the Company and its affiliated entities

(a)	Major transactions with related parties

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Hotel reservation payments collected on behalf of the Group (1)
Trip.com Group	588,238	692,771	1,441,229
Hotel reservation service fees (2)
Trip.com Group	21,276	11,334	28,686

(1)Hotel reservation payments collected on behalf of the Group represent room charges net off travel agency reservation service fees of manachised hotels and room charges of leased hotels.

(2)Hotel reservation service fees represent travel agency reservation service fees of leased hotels.

(b)	Balances with related parties

	As of December 31,
	2022	2023
	RMB	RMB
Amounts due from related parties
Trip.com Group	53,630	115,900
Amounts due to related parties
Trip.com Group	3,004	1,104